Unaudited Condensed Consolidated Balance Sheets - USD ($)		Jun. 30, 2026	Dec. 31, 2025
Current Assets:
Cash and cash equivalents		$ 3,208,000	$ 7,297,400
Trading securities		2,600	4,100
Stable coins		2,600	100
Digital assets		3,521,800	5,760,400
Accounts receivable		619,700	508,800
Prepaid expenses and other assets		2,097,000	2,352,900
Current content assets, net		735,900	966,300
Total current assets		10,193,800	17,667,400
Non-current Assets:
Long-term investments		4,086,600	1,757,200
Goodwill		2,889,200	2,889,200
Content assets, net		126,500	113,500
Total non-current assets		7,102,300	4,759,900
Total assets		17,296,100	22,427,300
Current liabilities:
Accounts payable		954,800	775,300
Contract liabilities		1,631,500	1,738,200
Income taxes payable		3,600	4,400
Other current liabilities and accrued expenses		2,577,800	1,837,600
Total current liabilities		5,167,700	4,355,500
Total liabilities		5,167,700	4,355,500
Commitments and contingencies (Note 12)
Shareholders’ Equity:
Preferred stock, $0.001 par value, 10,000,000 shares authorized, no shares issued and outstanding
Paid-in capital		78,996,500	78,637,900
Accumulated deficit		(66,936,400)	(60,633,900)
Total shareholders’ equity		12,128,400	18,071,800
Total liabilities and shareholders’ equity		17,296,100	22,427,300
Class A Ordinary Shares
Shareholders’ Equity:
Ordinary shares, value	[1]	62,400	61,900
Class B Ordinary Shares
Shareholders’ Equity:
Ordinary shares, value	[1]	2,800	2,800
Class C Ordinary Shares
Shareholders’ Equity:
Ordinary shares, value	[1]	3,100	3,100
Related Party
Current Assets:
Loans receivable - a related party			771,200
Due from a related party		$ 6,200	$ 6,200

[1]	The share information is presented on a retroactive basis to reflect the share consolidation effected on September 15, 2026 (Note 1).